Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - AUD ($)	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Schedule of Cash and Cash Equivalents [Abstract]
Cash at bank	$ 3,046,602	$ 24,522	$ 394,516